Derivative Financial Instruments	12 Months Ended
Dec. 31, 2018
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Derivative Financial Instruments
25	DERIVATIVE FINANCIAL INSTRUMENTS

	Assets		Liabilities
	2018	2017	2018	2017
	RMB million	RMB million	RMB million	RMB million
At December 31
Forward currency contracts	—	—	29	311
Interest rate swaps	223	151	—	14

Total	223	151	29	325
Less: current portion
– Forward currency contracts	—	—	29	311
– Interest rate swaps	1	—	—	13

Non-current portion	222	151	—	1

Cash flow hedge under IFRS 9 – Foreign currency risk

Forward currency contracts are designated as hedging instruments in cash flow hedges of forecasted capital expenditures in USD. These forecasted transactions are highly probable, and they comprise about 43% of its total expected capital expenditures in USD. The forward currency contract balances vary with the level of expected foreign currency capital expenditures and changes in foreign exchange forward rates.

Cash flow hedge under IFRS 9 – Interest rate risk

At December 31, 2018, the Group had interest rate swap contracts in place with a notional amount of USD1,102 million whereby the Group receives interest at variable rates and pays interest at fixed rates. The swaps are being used to hedge against the variability in the cash flows arising from a change in market interest rates of obligations under finance leases with a face value of USD1,094 million.

There is an economic relationship between the hedged items and the hedging instruments as the terms of the forward currency contracts and interest rate swap contracts match the terms of the expected foreign currency capital expenditures and the finance leases (i.e., notional amount and expected payment date). The Group has established a hedge ratio of 1:1 for the hedging relationships as the underlying risks of the forward currency contracts and interest rate swaps are identical to the hedged risk components. To measure the hedge effectiveness, the Group uses the hypothetical derivative method and compares the changes in the fair value of the hedging instruments against the changes in fair value of the hedged items attributable to the hedged risks.

Hedge ineffectiveness can arise from:

•	Differences in the timing of the cash flows of the forecasted transactions and the hedging instruments

•	Different interest rate curves applied to discount the hedged items and hedging instruments

•	The counterparties’ credit risks differently impacting the fair value movements of the hedging instruments and hedged items

•	Changes to the forecasted amounts of cash flows of hedged items and hedging instruments

	Maturity
	Less than	3 to 6	6 to 9	9 to 12	Over 1
	3 months	months	months	months	years	Total
As at December 31, 2018
Forward currency contracts (capital expenditures)
Notional amount (in RMB million)	1,077	—	672	2,746	—	4,495
Average forward rate (RMB/USD)	6.9542	—	6.9336	6.9000	—	6.9180
Interest rate swaps (obligations under finance leases)
Notional amount (in RMB million)	—	33	32	—	7,501	7,566
Hedged rate (%)	—	1.8574	1.9100	—	1.6886	1.6903

The Group holds the following forward currency contracts and interest rate swap contracts:

The impacts of the hedging instruments on the statement of financial position are as follows:

	Notional amount	Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring hedge ineffectiveness for the year
	RMB million	RMB million		RMB million
As at December 31, 2018
Forward currency contracts	4,495	(29)	Derivative financial instruments (liabilities)	(28)
Interest rate swaps	7,566	223	Derivative financial instruments (assets)	92

The impacts of the hedged items on the statement of financial position are as follows:

	Change in fair value used for measuring hedge ineffectiveness for the year	Cash flow hedge reserve
	RMB million	RMB million
As at December 31, 2018
Capital expenditures	29	(29)
Obligations under finance leases	(95)	223

	(66)	194

The effects of the cash flow hedge on the statement of profit or loss and the statement of comprehensive income are as follows:

	Total hedging gain/(loss)			Hedge		Amount reclassified from other			Line item
	recognized in other comprehensive income			ineffectiveness	Line item in the	comprehensive income to profit or loss			(gross amount) in
	Gross	Tax		recognized in	statement	Gross	Tax		the statement of
	amount	effect	Total	profit or loss	of profit or loss	amount	effect	Total	profit or loss
	RMB million	RMB million	RMB million	RMB million		RMB million	RMB million	RMB million
Year ended December 31, 2018
Capital expenditures	(28)	7	(21)	—	N/A	(1)	—	(1)	Finance Costs
Obligations under finance leases	92	(23)	69	—	N/A	(6)	2	(4)	Finance Costs

Fair value hedge under IFRS 9 – Foreign currency risk

At January 1, 2018, the Group had forward currency contracts in place with a notional amount of USD829 million, whereby it receives the notional amount in USD and pays the converted notional amount in RMB at the pre-determined exchange rates. The forward currency contracts are used to hedge the exposure to changes in fair value of its USD denominated bank loans notional amount in RMB of USD829 million. There is an economic relationship between the hedged item and the hedging instrument as the terms of the forward currency contracts match the terms of the fixed rate loan (i.e., notional amount and maturity). The Group has established a hedge ratio of 1:1 for the hedging relationships as the underlying risk of the forward currency contracts is identical to that of the hedged risk component. The hedge of forward currency contracts was assessed to be effective.

All the above forward currency contracts were settled during this reporting period, resulting in a total amount of RMB311 million of fair value changes of hedging instruments in 2018.